Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost	[1],[2]	$ 19,688.4	$ 17,402.8
Gross Unrealized Gains	[1],[2]	1,414.5	1,621.4
Gross Unrealized Losses	[1],[2]	(166.7)	(49.2)
Net Realized Gains (Losses)	[1],[2],[3]	1.1	43.0
Total investments at fair value	[1],[2]	$ 20,937.3	$ 19,018.0
% of Total Fair Value	[1],[2]	100.00%	100.00%
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 15,347.9	$ 13,374.2
Gross Unrealized Gains		121.3	207.1
Gross Unrealized Losses		(136.8)	(32.7)
Net Realized Gains (Losses)	[3]	(0.2)	0.6
Total investments at fair value		$ 15,332.2	$ 13,549.2
% of Total Fair Value		73.20%	71.20%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,425.4	$ 2,641.1
Gross Unrealized Gains		4.4	27.3
Gross Unrealized Losses		(0.6)	(1.3)
Net Realized Gains (Losses)	[3]	0.0	0.0
Total investments at fair value		$ 2,429.2	$ 2,667.1
% of Total Fair Value		11.60%	14.00%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,677.6	$ 2,095.7
Gross Unrealized Gains		47.5	44.6
Gross Unrealized Losses		(3.7)	(1.1)
Net Realized Gains (Losses)	[3]	0.0	0.0
Total investments at fair value		$ 2,721.4	$ 2,139.2
% of Total Fair Value		13.00%	11.20%
Fixed maturities | Foreign government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 18.6	$ 14.2
Gross Unrealized Gains		0.0	0.0
Gross Unrealized Losses		0.0	0.0
Net Realized Gains (Losses)	[3]	0.0	0.0
Total investments at fair value		$ 18.6	$ 14.2
% of Total Fair Value		0.10%	0.10%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 3,713.2	$ 2,813.9
Gross Unrealized Gains		11.3	32.9
Gross Unrealized Losses		(33.0)	(10.4)
Net Realized Gains (Losses)	[3]	0.1	0.3
Total investments at fair value		$ 3,691.6	$ 2,836.7
% of Total Fair Value		17.60%	14.90%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 1,726.0	$ 1,635.5
Gross Unrealized Gains		22.1	34.5
Gross Unrealized Losses		(20.6)	(10.8)
Net Realized Gains (Losses)	[3]	(0.8)	(0.7)
Total investments at fair value		$ 1,726.7	$ 1,658.5
% of Total Fair Value		8.30%	8.70%
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 90.3	$ 0.0
Gross Unrealized Gains		0.1	0.0
Gross Unrealized Losses		(1.1)	0.0
Net Realized Gains (Losses)	[3]	0.0	0.0
Total investments at fair value		$ 89.3	$ 0.0
% of Total Fair Value		0.40%	0.00%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,665.7	$ 2,278.7
Gross Unrealized Gains		16.9	39.3
Gross Unrealized Losses		(29.4)	(2.6)
Net Realized Gains (Losses)	[3]	0.0	0.2
Total investments at fair value		$ 2,653.2	$ 2,315.6
% of Total Fair Value		12.70%	12.20%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 1,771.1	$ 1,634.9
Gross Unrealized Gains		1.4	3.8
Gross Unrealized Losses		(5.1)	(0.8)
Net Realized Gains (Losses)	[3]	0.5	0.8
Total investments at fair value		$ 1,767.9	$ 1,638.7
% of Total Fair Value		8.40%	8.60%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 260.0	$ 260.2
Gross Unrealized Gains		17.6	24.7
Gross Unrealized Losses		(43.3)	(5.7)
Net Realized Gains (Losses)	[3]	0.0	0.0
Total investments at fair value		$ 234.3	$ 279.2
% of Total Fair Value		1.10%	1.50%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 674.2	$ 590.4
Gross Unrealized Gains		122.8	201.1
Gross Unrealized Losses		(15.7)	(6.4)
Net Realized Gains (Losses)	[3]	1.3	42.4
Total investments at fair value		$ 782.6	$ 827.5
% of Total Fair Value		3.70%	4.40%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 1,494.3	$ 1,289.2
Gross Unrealized Gains		1,170.4	1,213.2
Gross Unrealized Losses		(14.2)	(10.1)
Net Realized Gains (Losses)	[3]	0.0	0.0
Total investments at fair value		$ 2,650.5	$ 2,492.3
% of Total Fair Value		12.70%	13.10%
Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,172.0	$ 2,149.0
Gross Unrealized Gains		0.0	0.0
Gross Unrealized Losses		0.0	0.0
Net Realized Gains (Losses)	[3]	0.0	0.0
Total investments at fair value		$ 2,172.0	$ 2,149.0
% of Total Fair Value		10.40%	11.30%

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2015, $23.1 million was included in "other assets," compared to $31.3 million in "other liabilities" at December 31, 2014.
[2]	The total fair value of the portfolio included $1.3 billion and $1.9 billion at December 31, 2015 and 2014, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).